Financial instruments (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Financial instruments [Line Items]
Tax ID No.	96,529,340-k		Oman
Country	Jordan	[1]	United States
Notional amounts	$ 16,796		$ 1,039,755
Current amounts	0		163,568
Borrowing costs	(1,651)		(8,248)
Bank borrowings [Member]
Financial instruments [Line Items]
Notional amounts	0		163,000
Current amounts	300		163,568
Borrowing costs	0		0
Total	300		163,568
Bank borrowings [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0		63,000
Current amounts	52		63,059
Bank borrowings [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0		100,000
Current amounts	$ 248		$ 100,509
Bank borrowing One [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM.S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Scotiabank Sud Americano
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.63%
Nominal rate			1.63%
Notional amounts			$ 20,000
Current amounts			20,137
Borrowing costs			0
Total			20,137
Bank borrowing One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing One [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			20,000
Current amounts			$ 20,137
Bank borrowing Two [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM.S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Scotiabank Sud Americano
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.73%
Nominal rate			1.73%
Notional amounts			$ 17,000
Current amounts			17,140
Borrowing costs			0
Total			17,140
Bank borrowing Two [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing Two [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			17,000
Current amounts			$ 17,140
Bank borrowing Three [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM.S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Scotiabank Sud Americano
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.73%
Nominal rate			1.73%
Notional amounts			$ 3,000
Current amounts			3,025
Borrowing costs			0
Total			3,025
Bank borrowing Three [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing Three [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			3,000
Current amounts			$ 3,025
Bank borrowing Four [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.64%
Nominal rate			1.64%
Notional amounts			$ 15,000
Current amounts			15,011
Borrowing costs			0
Total			15,011
Bank borrowing Four [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			15,000
Current amounts			15,011
Bank borrowing Four [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			$ 0
Bank borrowing Five [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.67%
Nominal rate			1.67%
Notional amounts			$ 15,000
Current amounts			15,011
Borrowing costs			0
Total			15,011
Bank borrowing Five [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			15,000
Current amounts			15,011
Bank borrowing Five [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			$ 0
Bank borrowing Six [Member]
Financial instruments [Line Items]
Tax ID No.			93,007,000-9
Company			SQM S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.67%
Nominal rate			1.67%
Notional amounts			$ 15,000
Current amounts			15,011
Borrowing costs			0
Total			15,011
Bank borrowing Six [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			15,000
Current amounts			15,011
Bank borrowing Six [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			$ 0
Bank borrowing Seven [Member]
Financial instruments [Line Items]
Tax ID No.			79,626,800-K
Company			SQM Salar S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.91%
Nominal rate			1.91%
Notional amounts			$ 20,000
Current amounts			20,071
Borrowing costs			0
Total			20,071
Bank borrowing Seven [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing Seven [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			20,000
Current amounts			$ 20,071
Bank borrowing Eight [Member]
Financial instruments [Line Items]
Tax ID No.			79,626,800-K
Company			SQM Salar S.A.
Country			CHILE
Tax ID No.			97,018,000-1
Financial institution			Scotiabank Sud Americano
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.94%
Nominal rate			1.94%
Notional amounts			$ 20,000
Current amounts			20,072
Borrowing costs			0
Total			20,072
Bank borrowing Eight [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing Eight [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			20,000
Current amounts			$ 20,072
Bank borrowing Nine [Member]
Financial instruments [Line Items]
Tax ID No.			79,947,100-0
Company			SQM Industrial S.A.
Country			CHILE
Tax ID No.			97,030,000-7
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.74%
Nominal rate			1.74%
Notional amounts			$ 20,000
Current amounts			20,064
Borrowing costs			0
Total			20,064
Bank borrowing Nine [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			0
Bank borrowing Nine [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			20,000
Current amounts			$ 20,064
Bank borrowing Ten [Member]
Financial instruments [Line Items]
Tax ID No.			79,947,100-0
Company			SQM Industrial S.A.
Country			CHILE
Tax ID No.			97,030,000-7
Financial institution			Banco Estado
Country			CHILE
Currency or adjustment index			US$
Repayment			Upon maturity
Effective rate			1.65%
Nominal rate			1.65%
Notional amounts			$ 18,000
Current amounts			18,026
Borrowing costs			0
Total			18,026
Bank borrowing Ten [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts			18,000
Current amounts			18,026
Bank borrowing Ten [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts			0
Current amounts			$ 0
Foreign Bank Borrowings One [Member]
Financial instruments [Line Items]
Tax ID No.	Foreign
Company	Nitratos Naturais do Chile Lim
Country	Brazil
Tax ID No.	0-E
Financial institution	Banco ITAU Brasil
Country	Brasil
Currency or adjustment index	BRL
Repayment	Upon maturity
Borrowings Expiration Date	Jan. 31, 2019
Effective rate	5.17%
Nominal rate	5.17%
Notional amounts	$ 0
Current amounts	11
Borrowing costs	0
Total	11
Foreign Bank Borrowings One [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	11
Foreign Bank Borrowings One [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 0
Foreign Bank Borrowings Two [Member]
Financial instruments [Line Items]
Tax ID No.	Foreign
Company	SQM Brasil Limitada
Country	Brazil
Tax ID No.	0-E
Financial institution	Banco ITAU Brasil
Country	Brasil
Currency or adjustment index	BRL
Repayment	Upon maturity
Borrowings Expiration Date	Jan. 31, 2019
Effective rate	5.50%
Nominal rate	5.50%
Notional amounts	$ 0
Current amounts	41
Borrowing costs	0
Total	41
Foreign Bank Borrowings Two [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	41
Foreign Bank Borrowings Two [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 0
Bank Borrowings Chilean Tax [Member]
Financial instruments [Line Items]
Tax ID No.	93,007,000-9
Company	SQM.S.A.
Country	Chile
Tax ID No.	0-E
Financial institution	Scotiabank Cayman
Country	USA
Currency or adjustment index	US$
Repayment	Upon maturity
Borrowings Expiration Date	May 29, 2023
Effective rate	3.60%
Nominal rate	3.98%
Notional amounts	$ 0
Current amounts	248
Borrowing costs	0
Total	248
Bank Borrowings Chilean Tax [Member] | Not later than three months [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	0
Bank Borrowings Chilean Tax [Member] | Later than three months and not later than one year [member]
Financial instruments [Line Items]
Notional amounts	0
Current amounts	$ 248

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL